UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Capital Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2006

Common Stocks 97.8%	Shares or Principal Amount		Value
Aerospace and Defense 1.7%
Precision Castparts	64,300	shs.	$ 3,819,420
Rockwell Collins	98,800		5,567,380
			9,386,800
Air Freight and Logistics 0.5%
Expeditors International of Washington	31,100		2,686,262
Airlines 1.1%
Southwest Airlines	327,800		5,897,122
Auto Components 2.1%
BorgWarner	94,300		5,661,772
Gentex	314,500		5,489,597
			11,151,369
Biotechnology 4.9%
BioMarin Pharmaceutical*	112,700		1,503,982
Celgene*	155,400		6,857,802
Enzon Pharmaceuticals*	189,700		1,536,570
Illumina*	65,000		1,543,750
ImClone Systems*	55,900		1,901,718
Invitrogen*	32,700		2,293,251
Martek Biosciences*	67,300		2,208,113
MedImmune*	121,200		4,432,890
Nektar Therapeutics*	55,900		1,138,962
OSI Pharmaceuticals*	57,000		1,828,275
Senomyx*	85,000		1,398,675
			26,643,988
Capital Markets 3.3%
Legg Mason	34,600		4,336,418
Northern Trust	129,400		6,791,559
T. Rowe Price Group	87,300		6,832,535
			17,960,512
Chemicals 0.4%
Airgas	59,400		2,321,946
Commercial Banks 0.7%
Synovus Financial	145,400		3,938,886
Commercial Services and Supplies 8.9%
Allied Waste Industries*	775,000		9,486,000
Avery Dennison	108,100		6,321,688
Cintas	281,800		12,027,225
Corrections Corporation of America*	165,000		7,458,000
Herman Miller	394,900		12,792,786
			48,085,699
Communications Equipment 2.7%
ADC Telecommunications*	249,600		6,387,264
JDS Uniphase*	716,200		2,968,649
Research In Motion*	62,500		5,305,000
			14,660,913
Computers and Peripherals 3.4%
Electronics for Imaging*	168,000		4,701,480
Network Appliance*	92,700		3,339,518
SanDisk*	56,200		3,227,566
Seagate Technology*	268,300		7,064,339
			18,332,903
Construction and Engineering 4.1%
Fluor	90,000		7,722,000
Jacobs Engineering Group*	168,400		14,607,016
			22,329,016
Containers and Packaging 2.5%
Pactiv*	221,400		5,433,156
Temple-Inland	175,200		7,805,160
			13,238,316
Diversified Financial Services 1.7%
Chicago Mercantile Exchange Holdings	10,500		4,698,750
Moody's	66,700		4,766,382
			9,465,132
Electrical Equipment 0.8%
Rockwell Automation	63,500		4,566,285
Electronic Equipment and Instruments 3.3%
Agilent Technologies*	185,700		6,973,035
Cogent*	593,900		10,844,614
			17,817,649
Energy Equipment and Services 2.6%
BJ Services	162,600		5,625,960
Patterson-UTI Energy	78,700		2,515,252
Smith International	146,800		5,719,328
			13,860,540
Energy Traders 0.8%
AES*	252,600		4,309,356
Food and Staples Retailing 0.5%
Whole Foods Market	41,300		2,743,972
Food Products 1.7%
Dean Foods*	140,000		5,436,200
McCormick	106,000		3,589,160
			9,025,360
Gas Utilities 0.3%
Equitable Resources	41,800		1,526,118
Health Care Equipment and Supplies 3.3%
Conor Medsystems*	103,700		3,044,632
Cooper Companies	51,700		2,793,351
Given Imaging*	59,200		1,368,408
Quidel*	116,100		1,496,529
SonoSite*	58,700		2,384,394
Varian Medical Systems*	51,200		2,875,392
Waters*	93,100		4,017,265
			17,979,971
Health Care Providers and Services 6.1%
Covance*	63,600		3,736,500
Coventry Health Care*	29,075		1,569,469
Eclipsys*	112,200		2,651,286
Express Scripts*	60,800		5,345,232
IMS Health	161,900		4,172,163
Laboratory Corporation of America Holdings*	21,800		1,274,864
McKesson	65,900		3,435,367
Nighthawk Radiology Holdings*	53,600		1,289,884
Omnicell*	116,100		1,322,379
Patterson*	114,900		4,043,331
Quest Diagnostics	28,800		1,477,440
The TriZetto Group*	142,000		2,497,780
			32,815,695
Hotels, Restaurants and Leisure 3.1%
International Game Technology	121,900		4,293,318
OSI Restaurant Partners	120,500		5,302,000
Sonic*	202,500		7,104,712
			16,700,030
Household Durables 1.2%
Fortune Brands	82,100		6,619,723
Insurance 1.5%
Arch Capital Group*	52,400		3,024,266
Philadelphia Consolidated Holding*	66,300		2,259,835
RLI	48,500		2,779,050
			8,063,151
Internet Software & Services 0.4%
j2 Global Communications*	47,400		2,227,563
IT Services 6.0%
Amdocs*	340,900		12,292,854
Cognizant Technology Solutions (Class A)*	93,200		5,542,138
Iron Mountain*	92,600		3,772,524
Paychex	133,900		5,572,249
Satyam Computer Services (ADR)	127,800		5,592,528
			32,772,293
Metals and Mining 0.6%
Freeport-McMoRan Copper & Gold (Class B)	55,700		3,329,189
Multiline Retail 2.0%
Family Dollar Stores	415,700		11,057,620
Oil, Gas and Consumable Fuels 3.2%
EOG Resources	83,200		5,990,400
Kinder Morgan	28,700		2,640,113
Noble Energy	126,200		5,542,704
Sunoco	40,400		3,133,828
			17,307,045
Personal Products 4.6%
Chattem*	138,850		5,226,314
Elizabeth Arden*	166,700		3,887,444
NBTY*	700,400		15,773,008
			24,886,766
Pharmaceuticals 3.1%
Allergan	29,300		3,179,050
Forest Laboratories*	101,900		4,547,797
K-V Pharmaceutical (Class A)*	80,200		1,934,424
Mylan Laboratories	113,900		2,665,260
Penwest Pharmaceuticals*	65,200		1,414,188
Sepracor*	64,700		3,155,742
			16,896,461
Semiconductors and Semiconductor Equipment 4.2%
Analog Devices	68,600		2,626,694
Agere Systems*	736,700		11,079,968
Linear Technology	101,900		3,575,671
Vitesse Semiconductor*	848,700		3,038,346
Xilinx	99,200		2,525,632
			22,846,311
Software 1.9%
Activision*	210,700		2,904,499
Autodesk*	70,100		2,702,706
Cognos*	115,000		4,473,500
			10,080,705
Specialty Retail 7.2%
Bed Bath & Beyond*	357,900		13,745,149
Chico's FAS*	95,900		3,897,376
Guitar Center*	145,400		6,934,853
Limited Brands	309,300		7,565,478
TJX	123,600		3,067,752
Tractor Supply*	56,700		3,759,210
			38,969,818
Thrifts and Mortgage Finance 0.5%
Hudson City Bancorp	216,800		2,881,272
Wireless Telecommunication Services 0.9%
NII Holdings (Class B)*	84,200		4,965,274
Total Common Stocks			530,347,031

Fixed Time Deposits 3.2%
HSBC Bank, Grand Cayman, 4.781%, 4/3/2006	$17,249,000		17,249,000

Total Investments 101.0%			547,596,031
Other Assets Less Liabilities (1.0)%			(5,074,955)
Net Assets 100.0%			$542,521,076
______________
* Non-income producing security.
ADR - American Depositary Receipts.

The cost of investments for federal income tax purposes was $487,010,905. The tax basis gross appreciation and depreciation of portfolio securities were $68,986,136 and $8,401,010, respectively. Net unrealized appreciation was $60,585,126.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.